Schedule I - Condensed Financial Information of Parent (Exelon Corporate)	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Schedule I - Condensed Financial Information of Parent (Exelon Corporate)
Exelon Corporation and Subsidiary Companies
 Schedule I – Condensed Financial Information of Parent (Exelon Corporate)
Condensed Statements of Operations and Other Comprehensive Income

	For the Years Ended December 31,
(In millions)	2021	2020	2019
Operating expenses
Operating and maintenance	$(9)	$(2)	$33
Operating and maintenance from affiliates	14	10	9
Other	2	2	1
Total operating expenses	7	10	43
Operating loss	(7)	(10)	(43)
Other income and (deductions)
Interest expense, net	(333)	(378)	(321)
Equity in earnings of investments	1,908	1,482	1,844
Interest income from affiliates, net	—	1	3
Other, net	—	15	14
Total other income	1,575	1,120	1,540
Income from continuing operations before income taxes	1,568	1,110	1,497
Income taxes	(48)	11	11
Net income (loss) from continuing operations after income taxes	1,616	1,099	1,486
Net income (loss) from discontinued operations after income taxes	90	864	1,450
Net income	$1,706	$1,963	$2,936
Other comprehensive income (loss), net of income taxes
Pension and non-pension postretirement benefit plans:
Prior service benefit reclassified to periodic costs	$(4)	$(40)	$(64)
Actuarial loss reclassified to periodic cost	223	190	148
Pension and non-pension postretirement benefit plan valuation adjustment	431	(357)	(289)
Unrealized (loss) gain on cash flow hedges	—	(1)	1
Other comprehensive income (loss)	650	(208)	(204)
Comprehensive income	$2,356	$1,755	$2,732
Exelon Corporation and Subsidiary Companies
Schedule I – Condensed Financial Information of Parent (Exelon Corporate)
Condensed Statements of Cash Flows

	For the Years Ended December 31,
(In millions)	2021	2020	2019
Net cash flows provided by operating activities	$3,629	$3,018	$1,948
Cash flows from investing activities
Changes in Exelon intercompany money pool	381	(477)	95
Notes receivable from affiliates	—	550	—
Investment in affiliates	(2,231)	(1,969)	(1,071)
Other investing activities	1	—	—
Net cash flows used in investing activities	(1,849)	(1,896)	(976)
Cash flows from financing activities
Changes in short-term borrowings	—	(136)	136
Proceeds from short-term borrowings with maturities greater than 90 days	500	—	—
Repayments on short-term borrowings with maturities greater than 90 days	(350)	—	—
Issuance of long-term debt	—	2,000	—
Retirement of long-term debt	(300)	(1,450)	—
Dividends paid on common stock	(1,497)	(1,492)	(1,408)
Proceeds from employee stock plans	80	45	112
Other financing activities	19	(27)	—
Net cash flows used in financing activities	(1,548)	(1,060)	(1,160)
Increase (Decrease) in cash, restricted cash, and cash equivalents	232	62	(188)
Cash, restricted cash, and cash equivalents at beginning of period	63	1	189
Cash, restricted cash, and cash equivalents at end of period	$295	$63	$1
Exelon Corporation and Subsidiary Companies
Schedule I – Condensed Financial Information of Parent (Exelon Corporate)
Condensed Balance Sheets

	December 31,
(In millions)	2021	2020
ASSETS
Current assets
Cash and cash equivalents	$295	$63
Accounts receivable, net
Other accounts receivable	318	354
Accounts receivable from affiliates	35	11
Notes receivable from affiliates	217	598
Regulatory assets	266	315
Other	41	(23)
Total current assets	1,172	1,318
Property, plant, and equipment, net	45	46
Deferred debits and other assets
Regulatory assets	3,164	3,816
Investments in affiliates from continuing operations	29,563	27,140
Investments in affiliates from discontinued operations	12,333	12,949
Deferred income taxes	1,351	1,436
Notes receivable from affiliates	319	324
Other	42	312
Total deferred debits and other assets	46,772	45,977
Total assets	$47,989	$47,341
Exelon Corporation and Subsidiary Companies
Schedule I – Condensed Financial Information of Parent (Exelon Corporate)
Condensed Balance Sheets

	December 31,
(In millions)	2021	2020
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Short-term borrowings	$650	$500
Long-term debt due within one year	1,150	300
Accounts payable	—	1
Accrued expenses	47	66
Payables to affiliates	360	457
Regulatory liabilities	3	4
Pension obligations	49	61
Other	40	(1)
Total current liabilities	2,299	1,388
Long-term debt	6,265	7,418
Deferred credits and other liabilities
Regulatory liabilities	63	32
Pension obligations	4,416	5,236
Non-pension postretirement benefit obligations	87	236
Deferred income taxes	362	360
Other	104	86
Total deferred credits and other liabilities	5,032	5,950
Total liabilities	13,596	14,756
Commitments and contingencies
Shareholders’ equity
Common stock (No par value, 2,000 shares authorized, 979 shares and 976 shares outstanding as of December 31, 2021 and 2020, respectively)	20,324	19,373
Treasury stock, at cost (2 shares as of December 31, 2021 and 2020)	(123)	(123)
Retained earnings	16,942	16,735
Accumulated other comprehensive loss, net	(2,750)	(3,400)
Total shareholders’ equity	34,393	32,585
Total liabilities and shareholders’ equity	$47,989	$47,341
 Exelon Corporation and Subsidiary Companies
Schedule I – Condensed Financial Information of Parent (Exelon Corporate)
 Notes to Financial Statements
Basis of Presentation
Exelon Corporate is a holding company that conducts substantially all of its business operations through its subsidiaries. These condensed financial statements and related footnotes have been prepared in accordance with Rule 12-04, Schedule I of Regulation S-X. These statements should be read in conjunction with the consolidated financial statements and notes thereto of Exelon Corporation.
As of December 31, 2021 and 2020, Exelon Corporate owned 100% of all of its significant subsidiaries, either directly or indirectly, except for Commonwealth Edison Company (ComEd), of which Exelon Corporate owns more than 99%. As a February 1, 2022, as a result of the completion of the separation, Exelon Corporate no longer owns any interest in Constellation Energy Generation, LLC (Generation). The separation of Constellation Energy Corporation, including Generation and its subsidiaries, meets the criteria for discontinued operations and as such, results of operations are presented as discontinued operations and have been excluded from continuing operations for all periods presented. Accounting rules require that certain BSC costs previously allocated to Generation be presented as part of Exelon’s continuing operations as these costs do not qualify as expenses of the discontinued operations. Comprehensive income and cash flows related to Generation have not been segregated and are included in the Condensed Statements of Operations and Comprehensive Income and Condensed Statements of Cash Flows, respectively, for all periods presented. See Note 2 — Discontinued Operations of the Combined Notes to Consolidated Financial Statements for additional information.
Debt and Credit Agreements
Short-Term Borrowings
Exelon Corporate meets its short-term liquidity requirements primarily through the issuance of commercial paper. Exelon Corporate had no outstanding commercial paper borrowings as of December 31, 2021 and 2020.
Short-Term Loan Agreements
On March 23, 2017, Exelon Corporate entered into a term loan agreement for $500 million. The loan agreement was renewed on March 17, 2021 and will expire on March 16, 2022. Pursuant to the loan agreement, loans made thereunder bear interest at a variable rate equal to LIBOR plus 0.65% and all indebtedness thereunder is unsecured. The loan agreement is reflected in Short-term borrowings in Exelon's Consolidated Balance Sheet.
On March 24, 2021, Exelon Corporate entered into a 9-month term loan agreement for $200 million. Pursuant to the loan agreement, loans made thereunder bear interest at a variable rate equal to LIBOR plus 0.65% and all indebtedness thereunder is unsecured. Exelon Corporate repaid the term loan on December 22, 2021.
On March 31, 2021, Exelon Corporate entered into a 9-month and 364-day term loan agreement for $150 million each with variable interest rates of LIBOR plus 0.65% and expiration dates of December 31, 2021 and March 30, 2022, respectively. The 364-day loan agreement is reflected in Short-term borrowings in Exelon's Consolidated Balance Sheet. Exelon Corporate repaid the 9-month term loan on December 29, 2021.
In connection with the separation, on January 24, 2022, Exelon Corporate entered into a 364-day term loan agreement for $1.15 billion. The loan agreement will expire on January 23, 2023. Pursuant to the loan agreement, loans made thereunder bear interest at a variable rate equal to SOFR plus 0.75% and all indebtedness thereunder is unsecured.
Revolving Credit Agreements
As of December 31, 2021, Exelon Corporation had a $600 million aggregate bank commitment under its existing syndicated revolving facility in which $594 million was available to support additional commercial paper as of
December 31, 2021. See Note 15—Debt and Credit Agreements of the Combined Notes to Consolidated Financial Statements for additional information regarding Exelon Corporation’s credit agreement.
On February 1, 2022, Exelon Corporate entered into a new 5-year revolving credit facility with an aggregate bank commitment of $900 million at a variable interest rate of SOFR plus 1.275% which replaced its existing $600 million syndicated revolving credit facility.
Long-Term Debt
The following tables present the outstanding long-term debt for Exelon Corporate as of December 31, 2021 and December 31, 2020:

				Maturity Date	December 31,
	Rates				2021	2020
Long-term debt(a)
Junior subordinated notes			3.50%	2022	$1,150	$1,150
Senior unsecured notes(b)	3.40%	-	7.60%	2025 - 2050	6,139	6,439
Total long-term debt					7,289	7,589
Unamortized debt discount and premium, net					(10)	(10)
Unamortized debt issuance costs					(39)	(47)
Fair value adjustment					175	186
Long-term debt due within one year					(1,150)	(300)
Long-term debt					$6,265	$7,418
__________
(a)In connection with the separation, Exelon Corporate entered into three 18-month term loan agreements. On January 21, 2022, two of the loan agreements were issued for $300 million each with an expiration date of July 21, 2023. On January 24, 2022, the third loan agreement was issued for $250 million with an expiration date of July 24, 2023. Pursuant to the loan agreement, loans made thereunder bear interest at a variable rate equal to SOFR plus 0.65%.
(b)Senior unsecured notes include mirror debt that is held on Exelon Corporation's balance sheet. In connection with the separation, on January 31, 2022, Exelon Corporate received cash from Generation of $258 million to settle the intercompany loan. See Note 15 — Debt and Credit Agreements for additional information on the merger debt.
The debt maturities for Exelon Corporate for the periods 2022, 2023, 2024, 2025, 2026, and thereafter are as follows:

2022	$1,150
2023	—
2024	—
2025	807
2026	750
Thereafter	4,582
Total long-term debt	$7,289
Commitments and ContingenciesSee Note 17—Commitments and Contingencies of the Combined Notes to Consolidated Financial Statements for Exelon Corporate’s commitments and contingencies.Related Party Transactions
The financial statements of Exelon Corporate include related party transactions as presented in the tables below:

	For the Years Ended December 31,
(In millions)	2021	2020	2019
Operating and maintenance from affiliates:
BSC(a)	$14	$10	$9
Total operating and maintenance from affiliates:	$14	$10	$9
Interest income from affiliates, net:
BSC	—	1	3
Total interest income from affiliates, net:	$—	$1	$3
Equity in earnings (losses) of investments:
BSC	$(301)	$(273)	$(281)
EEDC(b)	$2,215	$1,729	$2,054
UII	—	—	97
PCI	(1)	—	1
Exelon Enterprises	—	—	(16)
Exelon INQB8R	(7)	(1)	(6)
Exelon Transmission Company	—	—	(2)
Other	2	27	(3)
Total equity in earnings of investments:	$1,908	$1,482	$1,844

Cash contributions received from affiliates	$1,842	$1,638	$1,615

	As of December 31,
(in millions)	2021	2020
Accounts receivable from affiliates (current):
BSC(a)	$4	$—
Generation	13	3
ComEd	5	—
PECO	4	1
BGE	2	—
PHISCO	6	6
Exelon Enterprises	1	1
Total accounts receivable from affiliates (current):	$35	$11
Notes receivable from affiliates (current):
BSC(a)	$210	$252
Generation(c)	—	285
PECO	—	40
PHI	7	21
Total notes receivable from affiliates (current):	$217	$598
Investments in affiliates from continuing operations:
BSC(a)	$146	$183
EEDC(b)	32,621	30,103
PCI	62	62
UII	365	365
Voluntary Employee Beneficiary Association trust	3	—
Exelon Enterprises	3	3
Exelon INQB8R, LLC	26	23
Other(d)	(3,663)	(3,599)
Total investments in affiliates from continuing operations:	$29,563	$27,140
Notes receivable from affiliates (non-current):
Generation(c)	$319	$324
Accounts payable to affiliates (current):
UII	$360	$360
BSC	—	91
EEDC(b)	—	4
Generation(c)	—	2
Total accounts payable to affiliates (current):	$360	$457
__________
(a)Exelon Corporate receives a variety of corporate support services from BSC, including legal, human resources, financial, information technology, and supply management services. All services are provided at cost, including applicable overhead.
(b)EEDC consists of ComEd, PECO, BGE, PHI, Pepco, DPL, and ACE.
(c)In connection with the debt obligations assumed by Exelon as part of the Constellation merger, Exelon and subsidiaries of Generation (former Constellation subsidiaries) entered into intercompany loan agreements that mirror the terms and amounts of the third-party debt obligations of Exelon, resulting in intercompany notes receivable at Exelon Corporate from Generation. In connection with the separation, on January 31, 2022, Exelon Corporate received cash from Generation of $258 million to settle the intercompany loan. See Schedule 1 - 2. Debit and Credit agreements for additional information on the merger debt.